Stock-Based Compensation	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Stock-based compensation

Note 34. Stock-based compensation

Stock-based compensation in WISeKey International Holding Ltd

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN Class B Shares.

Grants

In the six months ended June 30, 2026, the Group granted a total of 4,894 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of 4,894 options with immediate vesting granted to a Board member, all of which had been exercised as of June 30, 2026.

No options on WIHN Class A Shares were granted during the six months ended June 30, 2026, 2025 and 2024. Options granted under the plans generally vest immediately upon grant unless otherwise specified.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of a WIHN Class B Share. Expected volatility is based on historical volatility of WIHN Class B Shares.

Prior to 2025, all option grants were classified as equity instruments. However, in the second half of 2025, WISeKey management decided to permit the withholding of shares as a means of meeting the grantee’s tax obligation in relation to their option exercise, which means that, for jurisdictions that do not have any withholding requirement, the awards are accounted for as liabilities under ASC 718, measured at fair value on the grant date and remeasured at each reporting period until settlement. The reclassification of some options from equity to liability and the related remeasurement at fair value at December 31, 2025 generated a net credit to the income statement of USD 2,914,204 in the year ended December 31, 2025 (USD 1,590,825 for WIHN Class B Shares and USD 1,323,379 for WIHN Class A Shares), in relation to WISeKey options granted to employees and Board members.

In the six months ended June 30, 2026, the reclassification of some options from equity to liability and the related remeasurement at fair value at June 30, 2026 generated a net credit to the income statement of USD 610,323 in the six months ended June 30, 2026 (USD 323,400 for WIHN Class B Shares and USD 286,923 for WIHN Class A Shares), in relation to WISeKey options granted to employees and Board members.

The following assumptions were used to estimate the fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	118.90%	83.07 – 127.81%
Average remaining expected life of stock options on WIHN Class B Shares (years)	3.28	3.49
Average remaining expected life of stock options on WIHN Class A Shares (years)	n/a	3.40

Unvested options to employees as of June 30, 2026 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	136	7.55	-	-
Granted	22,129	11.08	-	-
Vested	(22,265)	11.06	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as of December 31, 2025	-	-	-	-
Granted	-	-	-	-
Vested	-	-	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as of June 30, 2026	-	-	-	-

As of June 30, 2026, there was no unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as of June 30, 2026, were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and the group therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN Class B Shares at grant date, over the requisite service period.

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	-	-	-
Granted	22,129	0.97	-	-
Exercised or converted	(7,741)	0.13	-	127,275
Forfeited or cancelled	(1,200)	3.16	-	-
Expired	(200)	-	-	-
Outstanding as of December 31, 2025	289,247	2.47	4.31	4,073,566
Of which vested	289,247	2.47	4.31	4,073,566
Of which non-vested	-	-	-	-
Granted	4,894	0.13	-	-
Exercised or converted	(94,844)	2.20	-	1,001,061
Forfeited or cancelled	-	-	-	-
Expired	(221)	-	-	-
Outstanding as of June 30, 2026	199,076	2.54	4.08	2,399,174
Of which vested	199,076	2.54	4.08	2,399,174
Of which non-vested	-	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175
Granted	-	-	-	-
Outstanding as of December 31, 2025	392,720	0.25	2.90	526,675
Of which vested	392,720	0.25	2.90	526,675
Granted	-	-	-	-
Exercised or converted	(218,180)	0.32	-	58,546
Outstanding as of June 30, 2026	174,540	0.16	2.41	199,624
Of which vested	174,540	0.16	2.41	199,624

Stock-based compensation in SEALSQ Corp

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Ordinary Share Option Plan (“OSOP”) were approved respectively on January 19, 2023, and September 15, 2023, by the Board of directors of SEALSQ.

Grants

In the six months ended June 30, 2026, the Group granted a total of 1,230,670 options exercisable in Ordinary Shares. Each option is exercisable into one Ordinary Share.

The options granted consisted of:

-	1,179,670 options with immediate vesting granted to employees and Board members, all of which had been exercised as of June 30, 2026.

-	45,000 options with immediate vesting granted to employees and Board members, which had not been exercised as of June 30, 2026.

-	6,000 options with immediate vesting granted to external advisors, which had not been exercised as of June 30, 2026.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on F Shares in the six months ended June 30, 2026.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of an Ordinary Share of SEALSQ. Expected volatility is based on historical volatility of SEALSQ’s Ordinary Shares.

In the six months ended June 30, 2026, a total charge of USD 3,969,010 for options granted to Board members, employees and external advisors was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

An amount of USD 4,247,067 was in relation to equity classified options while the remaining USD (278,057) related to liability classified stock options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	172.11% - 179.04%	175.40%
Average remaining expected life of stock options on F Shares (years)	-	-
Average remaining expected life of stock options on Ordinary Shares (years)	6.10	6.40

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026 and for the year 2025.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	1,200	4.29
Granted	1,230,670	3.45
Vested	1,230,670	3.45
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	1,200	4.29

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	-	-

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026 and the year ended December 31, 2025.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	-	-
Exercised or converted	(2,647,019)	0.01	-	9,471,366
Forfeited or cancelled	(65,774)	0.01	-	-
Outstanding as of December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376
Granted	1,230,670	0.02	-	-
Exercised or converted	(1,588,536)	0.01	-	5,203,593
Forfeited or cancelled	(6,000)	2.50	-	-
Outstanding as of June 30, 2026	211,158	0.08	5.38	648,096
Of which vested	209,958	0.08	5.38	644,328

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of December 31, 2025	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of June 30, 2026	-	-	-	-
Of which vested	-	-	-	-

The Group noted that 1,588,536 options on Ordinary Shares were exercised in the six months ended June 30, 2026 but SEALSQ withheld 96,531 Ordinary Shares as a means of meeting some grantees’ tax obligation in relation to their option exercise, which resulted in the creation and delivery of 1,492,005 Ordinary Shares.

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
In relation to Employee Stock Option Plan (ESOP)	(615)	131
In relation to non-ESOP Option Agreements	5	27
In relation to SEALSQ Option Plans	3,970	9,935
Total	3,360	10,093

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
Research & development expenses	543	1,834
Selling & marketing expenses	278	3,134
General & administrative expenses	2,539	5,125
Total	3,360	10,093